Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Schedule of significant estimates and judgments
Significant estimates and judgments have been made in the following areas and are discussed as noted:

Insurance contract and investment contract assumptions and measurement	Note 1 Insurance Contracts and Investment Contract Liabilities Note 10 Insurance Contracts
Determination of fair value	Note 1 Basis of Consolidation Note 1 Determination of Fair Value Note 3 Acquisitions and Other Note 5 Total Invested Assets and Related Net Investment Income
Determination of fair value of insurance contracts on transition for adoption of IFRS 17	Note 2 Changes in Accounting Policies
Income taxes	Note 1 Income Taxes Note 19 Income Taxes
Pension plans	Note 1 Pension Plans and Other Post-Retirement Benefits Note 24 Pension Plans and Other Post-Retirement Benefits
Goodwill and intangible assets on acquisition and impairment	Note 1 Goodwill Note 1 Intangible Assets Note 3 Acquisitions and Other Note 9 Goodwill and Intangible Assets
Determination of control for purpose of consolidation	Note 1 Basis of Consolidation Note 15 Interests in Other Entities
Share-based payments	Note 18 Share-Based Payments

Summary of financial assets

IFRS 9
Cash, cash equivalents and short-term securities	FVTPL
Debt securities	FVTPL, FVOCI
Equity securities	FVTPL, FVOCI
Mortgages and loans	FVTPL, FVOCI, Amortized cost
Other financial invested assets	FVTPL
The carrying values and fair values of our financial assets and liabilities are shown in the following table:

As at	December 31, 2023		December 31, 2022
			(restated, see Note 2)
	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Cash, cash equivalents and short-term securities – FVTPL	$13,173	$13,173	$11,219	$11,219
Debt securities – FVTPL(1)	61,180	61,180	59,357	59,357
Debt securities – FVOCI	14,313	14,313	16,545	16,545
Equity securities – FVTPL	7,070	7,070	7,148	7,148
Equity securities – FVOCI	68	68
Mortgages and loans – FVTPL(2)	50,552	50,552	47,208	47,208
Mortgages and loans – FVOCI	1,948	1,948	1,804	1,804
Mortgages and loans – Amortized cost(3)	2,100	2,006	2,241	2,106
Derivative assets – FVTPL	2,183	2,183	2,095	2,095
Other financial invested assets (excluding CLOs) – FVTPL(4)	6,883	6,883	6,538	6,538
Other financial invested assets (CLOs) – FVTPL(7)	3,478	3,478	2,880	2,880
Total(5)	$162,948	$162,854	$157,035	$156,900
Financial liabilities
Investment contract liabilities – Amortized cost	$11,672	$11,672	$10,728	$10,728
Obligations for securities borrowing – FVTPL	223	223	73	73
Derivative liabilities – FVTPL	1,311	1,311	2,351	2,351
Other financial liabilities – Amortized cost(6)	2,449	2,348	1,996	1,852
Other financial liabilities (CLOs) – FVTPL(7)	3,247	3,247	2,816	2,688
Total(8)	$18,902	$18,801	$17,964	$17,692

(1)    Includes primarily debt securities that are designated at FVTPL.
(2)    Includes primarily mortgages and loans that are designated at FVTPL.
(3)    Certain mortgages and loans are carried at amortized cost. The fair value of these mortgages and loans, for disclosure purposes, is determined based on the methodology and assumptions described in Note 5.A.iii. As at December 31, 2023, $1,994 and $12 are categorized in Level 2 and Level 3, respectively, of the fair value hierarchy described in this Note (December 31, 2022 — $2,105 and $1, respectively).
(4)    Other financial invested assets include our investments in segregated funds, mutual funds, and limited partnerships.
(5)    Invested assets on our Consolidated Statements of Financial Position of $174,328 (December 31, 2022 — $168,789) includes Total financial assets in this table, Investment properties of $9,723 (December 31, 2022 — $10,102), and Other non-financial invested assets of $1,657 (December 31, 2022 — $1,652). Other non-financial invested assets consists of investment in associates, subsidiaries and joint ventures which are not consolidated.
(6)    Amount reflects the obligations to purchase outstanding shares of certain SLC Management subsidiaries.
(7)    See below for details on CLOs.
(8)    Total financial liabilities excluding Senior debentures (Note 12) and Subordinated debt (Note 13).
The following table provides a reconciliation of the beginning and ending balances for assets that are categorized in Level 3:

For the years ended	Debt securities at FVTPL	Debt securities at FVOCI	Equity securities at FVTPL	Equity Securities at FVOCI	Mortgages & loans at FVTPL	Mortgages & loans at FVOCI	Other financial invested assets at FVTPL	Investment properties at FVTPL	Total invested assets measured at fair value		Investments for account of segregated fund holders	Total assets measured at fair value
December 31, 2023
Beginning balance	$394	$52	$101	$70	$2,054	$16	$5,555	$10,102		$18,344	$631	$18,975
Included in net income(1)(2)(3)	9	—	13	—	119	(8)	(169)	(520)		(556)	(15)	(571)
Included in OCI(2)	—	3	—	—	—	1	—	—		4	—	4
Purchases / Issuances	211	153	18	—	293	8	984	391		2,058	173	2,231
Sales / Payments	(8)	(6)	(19)	(1)	(75)	(17)	(261)	(220)		(607)	(444)	(1,051)
Settlements	(6)	(6)	—	—	(7)	—	—	—		(19)	(1)	(20)
Transfers into Level 3(4)	8	—	—	—	382	—	—	—		390	—	390
Transfers (out) of Level 3(4)	(200)	(8)	—	—	(710)	—	—	—		(918)	—	(918)
Foreign currency translation(5)	(6)	(1)	—	(1)	—	—	(35)	(30)		(73)	(3)	(76)
Ending balance	$402	$187	$113	$68	$2,056	$—	$6,074	$9,723		$18,623	$341	$18,964
Unrealized gains (losses) included in earnings relating to instruments still held(1)	$5	$—	$9	$—	$112	$(8)	$(170)	$(522)		$(574)	$(18)	$(592)
December 31, 2022
(restated, see Note 2)
Beginning balance	$152	$53	$170		$12,251	$17	$3,650	$9,109		$25,402	$611	$26,013
Included in net income(1)(2)(3)	(23)	1	5		(3,086)	(15)	334	625		(2,159)	(32)	(2,191)
Included in OCI(2)	—	(12)	—		—	—	—	—		(12)	—	(12)
Purchases / Issuances	310	86	7		1,782	—	1,843	664		4,692	78	4,770
Sales / Payments	—	(2)	(16)		(506)	—	(313)	(430)		(1,267)	(6)	(1,273)
Settlements	(1)	—	—		—	—	(47)	—		(48)	(1)	(49)
Transfers into Level 3(4)	—	—	—		25	14	—	—		39	—	39
Transfers (out) of Level 3(4)(6)	(49)	(74)	—		(8,572)	—	—	—		(8,695)	—	(8,695)
Foreign currency translation(5)	5	—	5		160	—	88	134		392	(19)	373
Ending balance	$394	$52	$171		$2,054	$16	$5,555	$10,102	$—	$18,344	$631	$18,975
Unrealized gains (losses) included in earnings relating to instruments still held(1)	$(23)	$—	$—		$(3,089)	$(15)	$295	$612		$(2,220)	$(20)	$(2,240)

(1)    Included in Net investment income (loss) in our Consolidated Statements of Operations for Total invested assets measured at fair value.
(2)    Total gains and losses in net income (loss) and OCI are calculated assuming transfers into or out of Level 3 occur at the beginning of the period. For an asset or liability that transfers into Level 3 during the reporting period, the entire change in fair value for the period is included in the table above. For transfers out of Level 3 during the reporting period, the change in fair value for the period is excluded from the table above.
(3)    Investment properties included in net income is comprised of fair value changes on investment properties of $(486) for the year ended December 31, 2023, (December 31, 2022 — $667), net of amortization of leasing commissions and tenant inducements of $34 for the year ended December 31, 2023, (December 31, 2022 — $42). As at December 31, 2023, we have used assumptions that reflect known changes in the property values including changes in expected future cash flows.
(4)    Transfers into Level 3 occur when the inputs used to price the assets and liabilities lack observable market data, and as a result, no longer meet the Level 1 or 2 definitions at the reporting date. Transfers out of Level 3 occur when the pricing inputs become more transparent and satisfy the Level 1 or 2 criteria and are primarily the result of observable market data being available at the reporting date, thus removing the requirement to rely on inputs that lack observability.
(5)    Foreign currency translation relates to the foreign exchange impact of translating Level 3 assets and liabilities of foreign subsidiaries from their functional currencies to Canadian dollars.
(6)    Mortgages and loans were classified as amortized cost under IAS 39 for the year ended December 31, 2021. On application of the classification overlay on January 1, 2022, mortgages and loans are measured at FVTPL or FVOCI. During the fourth quarter of 2022, we had a change to our fair value methodology for mortgages and loans that constitutes a change in estimate as at December 31, 2022. Levelling changed from Level 3 to Level 2 as a result of applying fair value enhancements in valuing mortgages and loans supporting insurance liabilities. See Mortgages and loans section above for further details.
Fair value and foreign currency changes on assets and liabilities presented in our Consolidated Statements of Operations consist of the following:

For the year ended December 31, 2022
(restated, see Note 2)
Fair value change:
Cash, cash equivalents and short-term securities	$4
Debt securities	(15,846)
Equity securities	(1,167)
Mortgages and loans	(8,909)
Derivative investments	(2,148)
Other financial invested assets	129
Other liabilities – obligations for securities borrowing	15
Total change in fair value of assets and liabilities recognized in income	(27,922)
Fair value changes on investment properties	667
Foreign exchange gains (losses)(1)	573
Realized gains (losses) on property and equipment(2)	100
Fair value and foreign currency changes on assets and liabilities(3)	$(26,582)

(1)    Primarily arises from the translation of foreign currency denominated FVOCI monetary assets and mortgage and loans. Any offsetting amounts arising from foreign currency derivatives are included in the fair value change on derivative investments.
(2)    In June 2022, we sold and leased back our Wellesley office in the U.S. The transaction qualified as a sale and operating lease and as a result, we recognized a pre-tax gain of $100 for the year ended December 31, 2022.
(3)    Net investment income (loss) on our Consolidated Statements of Operations of $(20,580) for the year ended December 31, 2022 includes Fair value and foreign currency changes on assets and liabilities in this table of $(26,582) and Total interest and other investment income of $6,002.
Cash, cash equivalents and short-term securities presented in our Consolidated Statements of Financial Position and Net cash, cash equivalents and short-term securities presented in our Consolidated Statements of Cash Flows consist of the following:

As at December 31,	2023	2022
Cash	$2,001	$3,068
Cash equivalents	9,169	6,310
Short-term securities	2,003	1,841
Cash, cash equivalents and short-term securities	13,173	11,219
Less: Bank overdraft, recorded in Other liabilities	—	6
Net cash, cash equivalents and short-term securities	$13,173	$11,213
The carrying value of debt securities by geographic location is shown in the following table. The geographic location is based on the country of the creditor's parent.

As at December 31,	2023			2022
				(restated, see Note 2)
	FVTPL	FVOCI	Total debt securities	FVTPL	FVOCI	Total debt securities
Canada	$30,180	$4,339	$34,519	$26,613	$6,064	$32,677
United States	20,111	6,266	26,377	20,274	6,196	26,470
United Kingdom	1,224	517	1,741	2,760	737	3,497
Other	9,665	3,191	12,856	9,710	3,548	13,258
Total debt securities	$61,180	$14,313	$75,493	$59,357	$16,545	$75,902
The carrying value of debt securities by issuer and industry sector is shown in the following table:

As at December 31,		2023		2022
				(restated, see Note 2)
FVTPL		FVOCI	Total debt securities	FVTPL	FVOCI	Total debt securities
Debt securities issued or guaranteed by:
Canadian federal government	$5,161	$849	$6,010	$3,696	$1,915	$5,611
Canadian provincial and municipal government	13,694	557	14,251	12,612	1,053	13,665
U.S. government and agency	712	658	1,370	759	778	1,537
Other foreign government	3,329	473	3,802	3,755	869	4,624
Total government issued or guaranteed debt securities	22,896	2,537	25,433	20,822	4,615	25,437
Corporate debt securities by industry sector:
Financials	8,171	2,889	11,060	8,232	3,123	11,355
Utilities	6,244	815	7,059	5,884	792	6,676
Industrials	4,510	979	5,489	4,533	1,042	5,575
Energy	2,793	479	3,272	2,978	364	3,342
Communication services	2,727	422	3,149	2,861	468	3,329
Real estate	1,987	538	2,525	1,865	641	2,506
Health care	1,625	413	2,038	1,618	416	2,034
Consumer staples	1,490	315	1,805	1,634	344	1,978
Consumer discretionary	950	776	1,726	1,085	751	1,836
Information technology	730	174	904	1,095	289	1,384
Materials	922	180	1,102	1,077	218	1,295
Total corporate debt securities	32,149	7,980	40,129	32,862	8,448	41,310
Asset-backed securities	6,135	3,796	9,931	5,673	3,482	9,155
Total debt securities	$61,180	$14,313	$75,493	$59,357	$16,545	$75,902

The carrying value of mortgages and loans by geographic location and type is shown in the following tables. The geographic location for mortgages is based on location of property, while for corporate loans it is based on the country of the creditor's parent.

As at December 31, 2023	Canada	United States	United Kingdom	Other	Total
Mortgages:
Retail	$1,376	$1,182	$—	$—	$2,558
Office	1,500	1,254	—	—	2,754
Multi-family residential	3,838	1,001	—	—	4,839
Industrial	1,839	1,115	—	—	2,954
Other	824	57	159	—	1,040
Total mortgages(1)	$9,377	$4,609	$159	$—	$14,145
Loans	$12,924	$17,086	$4,089	$6,356	$40,455
Total mortgages and loans	$22,301	$21,695	$4,248	$6,356	$54,600

(1)    $4,023 of mortgages in Canada are insured by the CMHC.

As at December 31, 2022 (restated, see Note 2)	Canada	United States	United Kingdom	Other	Total
Mortgages:
Retail	$1,455	$1,364	$—	$—	$2,819
Office	1,603	1,411	—	—	3,014
Multi-family residential	3,869	1,145	—	—	5,014
Industrial	1,669	996	—	—	2,665
Other	767	113	29	—	909
Total mortgages(1)	$9,363	$5,029	$29	$—	$14,421
Loans	$12,433	$15,468	$3,979	$4,952	$36,832
Total mortgages and loans	$21,796	$20,497	$4,008	$4,952	$51,253

(1)    $4,035 of mortgages in Canada are insured by the CMHC.
The contractual maturities of debt securities are shown in the following table. Actual maturities could differ from contractual maturities because of the borrower's right to call or extend or right to prepay obligations, with or without prepayment penalties.

As at December 31,	2023			2022
				(restated, see Note 2)
	FVTPL	FVOCI	Total debt securities	FVTPL	FVOCI	Total debt securities
Due in 1 year or less	$1,697	$3,079	$4,776	$1,629	$2,131	$3,760
Due in years 2-5	8,763	6,272	15,035	8,983	7,908	16,891
Due in years 6-10	9,513	2,199	11,712	9,488	3,370	12,858
Due after 10 years	41,207	2,763	43,970	39,257	3,136	42,393
Total debt securities	$61,180	$14,313	$75,493	$59,357	$16,545	$75,902

The carrying value of mortgages by scheduled maturity, before the allowance for ECL, is as follows:

As at December 31,	2023				2022
	FVTPL	FVOCI	Amortized cost	Total	FVTPL	FVOCI	Amortized cost	Total
Due in 1 year or less	$852	$58	$171	$1,081	$1,009	$251	$78	$1,338
Due in years 2-5	5,605	222	1,129	6,956	4,631	266	1,152	6,049
Due in years 6-10	3,510	8	495	4,013	4,068	11	711	4,790
Due after 10 years	2,093	3	—	2,096	2,244	—	—	2,244
Total mortgages	$12,060	$291	$1,795	$14,146	$11,952	$528	$1,941	$14,421

The carrying value of loans by scheduled maturity, before the allowance for ECL, is as follows:

As at December 31,	2023				2022
	FVTPL	FVOCI	Amortized cost	Total	FVTPL	FVOCI	Amortized cost	Total
Due in 1 year or less	$2,285	$257	$126	$2,668	$2,464	$178	$156	$2,798
Due in years 2-5	6,768	966	163	7,897	6,028	789	125	6,942
Due in years 6-10	9,177	401	27	9,605	7,797	288	19	8,104
Due after 10 years	20,262	33	—	20,295	18,967	21	—	18,988
Total loans	$38,492	$1,657	$316	$40,465	$35,256	$1,276	$300	$36,832